Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,820,528)	$ (2,660,566)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock for services		138,948
Stock option, stock warrants and restricted stock expense		2,408
Foreign currency transaction gain	(22,080)	(5,885)
Depreciation expense	297	1,665
Allowance on refundable advance deposit	120,958
Amortization of debt discounts	294,005	202,952
Amortization of right-of-use assets	21,359	21,266
Change in fair value of derivative liabilities	(316,537)	530,330
Derivative expense	141,012
Gain on extinguishment of debt, net	(54,565)	(25,969)
Gain from settlement of accounts payable		(17,499)
Non-cash interest expense	3,832	1,838
Accretion of put premium	279,711	232,674
Changes in Assets and Liabilities:
GST receivable	(71)	(610)
Prepaid expenses and other assets	4,746	2,182
Refundable advance deposit	(120,958)
Deferred offering costs	(25,000)
Accounts payable	242,408	80,975
Employee benefit liability	49,196	186,912
Accrued expenses and other payables	209,962	130,511
Accrued interest	78,733	92,474
Operating lease liability	(21,598)	(19,857)
NET CASH USED IN OPERATING ACTIVITIES	(935,118)	(1,105,251)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory notes, net of original issue discounts and issue costs	567,050	590,250
Repayment of convertible note	(142,909)
Proceeds from the sale of common stock	23,057	24,711
Proceeds from note payable	190,000
Proceeds from loans payable	79,811
Proceeds from loans payable - related party	224,885
Collection of subscription receivable		23,758
Proceeds from the exercise of warrants		475,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	941,894	1,113,719
Effect of exchange rate changes on cash	4,262	(2,488)
NET INCREASE IN CASH	11,038	5,980
CASH AT BEGINNING OF YEAR	10,047	4,067
CASH AT END OF YEAR	21,085	10,047
Supplemental Disclosure of Cash Flow Information
Interest	9,491	2,883
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Reduction of put premium related to conversions of convertible notes	246,254	411,111
Conversion of convertible notes and accrued interest to common stock	560,483	1,016,285
Debt discounts related to derivative liability	150,000	93,668
Relative fair value of warrant granted in connection with a loan payable - related party	141,084
Warrant grant for settlement of accounts payable		37,500
Warrants issued for accrued services		5,551
Deemed dividend upon alternate cashless exercise of warrants	$ 192,960	$ 466,273